Supplemental Cash Flow Information - Disclosure of Changes in Working Capital and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Change in Working Capital and Other [Line Items]
Accounts receivable	$ (70,013)	$ (56,861)
Contract assets	55	(45,169)
Inventories	(20,100)	(78,697)
Work-in-progress related to finance leases	41,986	(5,817)
Finance leases receivable	24,965	(81,049)
Income taxes receivable	6,307	3,097
Prepayments and other	(5,181)	(35,198)
Net assets held for sale	(2,906)	0
Long-term receivables related to preferred shares	27,954	0
Accounts payable and accrued liabilities and provisions	(42,586)	77,875
Income taxes payable	(556)	(11,042)
Deferred revenue	22,336	179,497
Other current liabilities	7,936	0
Foreign currency and other	23,530	(17,954)
Increase Decrease In Working Capital	13,727	(71,318)
Interest paid – short- and long-term borrowings	143,114	29,640
Interest paid – lease liabilities	6,789	3,398
Total interest paid	149,903	33,038
Interest received	36,168	1,269
Taxes paid	56,644	27,813
Taxes received	$ 1,024	$ 5,399